Directors and Key Management Personnel Emoluments (Details) - Schedule of Key Management Personnel Compensation - ZAR (R) R in Thousands	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
Schedule of Key Management Personnel Compensation [Abstract]
Short-term employee benefits	R 18,094	R 16,557	R 13,109
Post-employment benefits	430	378	276
Total directors and key management personnel emoluments	R 18,524	R 16,935	R 13,385